Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Australia (8.6%)
Goodman Group	9,395,801	95,025
Scentre Group	31,231,558	85,079
Dexus	6,362,787	56,909
Mirvac Group	23,238,000	51,061
GPT Group	11,311,829	48,016
Stockland	13,512,840	42,183
Lendlease Group	3,426,452	33,962
Vicinity Centres	18,894,808	33,656
Charter Hall Group	2,718,447	21,023
Cromwell Property Group	11,054,790	8,911
Shopping Centres Australasia Property Group	5,171,605	8,621
BWP Trust	2,837,903	7,276
Charter Hall Retail REIT	2,089,604	6,442
Abacus Property Group	2,097,690	5,938
Charter Hall Long Wale REIT	1,615,963	5,734
Growthpoint Properties Australia Ltd.	1,689,256	5,076
National Storage REIT	4,512,638	5,056
Viva Energy REIT	2,708,943	4,925
Charter Hall Education Trust	1,548,490	3,999
Aveo Group	2,522,899	3,528
Arena REIT	1,712,096	3,322
^ Rural Funds Group	2,021,760	3,182
Ingenia Communities Group	1,354,345	3,157
GDI Property Group	3,080,833	3,010
Hotel Property Investments	895,441	2,159
Cedar Woods Properties Ltd.	347,987	1,525
^ APN Industria REIT	637,374	1,247
Villa World Ltd.	685,392	1,097
		551,119
Austria (0.6%)
CA Immobilien Anlagen AG	427,419	15,055
IMMOFINANZ AG	542,268	14,449
S IMMO AG	304,828	6,733
		36,237
Belgium (1.1%)
Cofinimmo SA	140,415	18,533
Warehouses De Pauw CVA	102,840	17,185
Aedifica SA	144,432	15,180
Befimmo SA	133,941	7,550
Montea C.V.A	60,017	5,067
Retail Estates NV	44,536	3,987
Intervest Offices & Warehouses NV	128,464	3,678
		71,180
Brazil (0.7%)
BR Malls Participacoes SA	5,331,216	20,968
Multiplan Empreendimentos Imobiliarios SA	1,657,248	12,328
Iguatemi Empresa de Shopping Centers SA	522,586	6,585
Aliansce Shopping Centers SA	550,437	4,066

* BR Properties SA	735,174	1,934
Sonae Sierra Brasil SA	154,365	1,436
		47,317
Canada (2.6%)
^ RioCan REIT	876,685	17,284
^ Canadian Apartment Properties REIT	457,350	16,879
First Capital Realty Inc.	1,012,049	16,755
^ H&R REIT	821,180	14,112
Allied Properties REIT	330,459	12,251
SmartCentres REIT	408,239	10,019
^ Choice Properties REIT	888,423	9,242
Granite REIT	142,944	6,644
Tricon Capital Group Inc.	834,888	6,320
^ Dream Global REIT	557,913	5,956
^ Cominar REIT	518,164	4,896
^ Boardwalk REIT	134,182	4,269
^ InterRent REIT	347,789	3,882
^ Killam Apartment REIT	259,783	3,860
Artis REIT	414,979	3,672
Northview Apartment REIT	172,096	3,547
^ NorthWest Healthcare Properties REIT	380,443	3,396
^ Summit Industrial Income REIT	338,169	3,344
^ Dream Office REIT	169,236	3,153
^ Dream Industrial REIT	342,052	3,144
^ CT REIT	274,499	3,030
^ Crombie REIT	253,932	3,003
DREAM Unlimited Corp. Class A	409,584	2,598
^ Morguard North American Residential REIT	100,115	1,501
^ Slate Retail REIT	127,011	1,269
Minto Apartment REIT	72,830	1,120
^ Slate Office REIT	203,345	912
^ True North Commercial REIT	174,059	881
		166,939
Chile (0.2%)
Parque Arauco SA	4,072,867	11,096
Plaza SA	1,443,549	3,399
		14,495
China (10.2%)
China Overseas Land & Investment Ltd.	21,813,710	74,364
China Resources Land Ltd.	15,866,446	67,804
Sunac China Holdings Ltd.	13,550,278	61,121
Country Garden Holdings Co. Ltd.	41,874,163	56,417
^ China Evergrande Group	17,703,921	46,739
China Vanke Co. Ltd.	9,254,783	34,762
2 Longfor Group Holdings Ltd.	8,730,708	32,288
Shimao Property Holdings Ltd.	6,189,664	17,095
China Jinmao Holdings Group Ltd.	24,328,054	15,675
CIFI Holdings Group Co. Ltd.	21,524,000	13,721
Logan Property Holdings Co. Ltd.	7,361,984	11,132
Agile Group Holdings Ltd.	8,509,409	10,937
Guangzhou R&F Properties Co. Ltd.	5,951,809	10,769
China Aoyuan Group Ltd.	7,520,000	10,059
^ Future Land Development Holdings Ltd.	10,002,000	8,403
Yuexiu Property Co. Ltd.	36,061,094	8,152
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,763,214	7,951
Sino-Ocean Group Holding Ltd.	18,288,829	7,358

	Shenzhen Investment Ltd.	19,440,201	6,970
	KWG Group Holdings Ltd.	7,079,158	6,582
	China SCE Group Holdings Ltd.	11,483,766	6,248
	Times China Holdings Ltd.	3,301,000	5,793
	Powerlong Real Estate Holdings Ltd.	9,031,139	5,479
^	Yuexiu REIT	7,876,516	5,438
	Kaisa Group Holdings Ltd.	12,753,000	5,289
	Yuzhou Properties Co. Ltd.	10,590,470	4,975
^	Ronshine China Holdings Ltd.	3,736,000	4,864
	Zhenro Properties Group Ltd.	7,441,000	4,333
	Shui On Land Ltd.	20,232,038	4,319
^	China Overseas Grand Oceans Group Ltd.	8,118,079	4,249
	Poly Property Group Co. Ltd.	11,190,048	4,128
	Hopson Development Holdings Ltd.	3,958,710	4,098
^,2 Midea Real Estate Holding Ltd.		1,443,416	3,917
^	China Dili Group	12,227,948	3,596
*,2 China Logistics Property Holdings Co. Ltd.		9,148,000	3,589
	SOHO China Ltd.	10,961,545	3,505
	China South City Holdings Ltd.	25,390,111	3,485
2	Red Star Macalline Group Corp. Ltd.	3,952,524	3,446
	Gemdale Properties & Investment Corp. Ltd.	26,474,000	3,155
	Road King Infrastructure Ltd.	1,382,000	2,841
	Jiayuan International Group Ltd.	5,966,000	2,581
	Greentown China Holdings Ltd.	3,422,314	2,570
	Joy City Property Ltd.	20,293,655	2,447
	C C Land Holdings Ltd.	9,273,500	2,128
^,2 Redco Properties Group Ltd.		5,238,000	2,084
^	LVGEM China Real Estate Investment Co. Ltd.	5,646,000	2,005
	C&D International Investment Group Ltd.	1,717,000	1,939
	Skyfame Realty Holdings Ltd.	12,843,012	1,929
	Beijing Capital Land Ltd.	5,207,034	1,911
	Central China Real Estate Ltd.	3,960,000	1,853
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,626,250	1,849
	Redsun Properties Group Ltd.	5,439,000	1,749
	Greenland Hong Kong Holdings Ltd.	4,627,000	1,688
*	Zhuguang Holdings Group Co. Ltd.	13,104,000	1,686
	Beijing North Star Co. Ltd.	4,334,000	1,625
	Fantasia Holdings Group Co. Ltd.	8,426,943	1,379
	China Electronics Optics Valley Union Holding Co. Ltd.	18,092,000	1,333
	Shanghai Industrial Urban Development Group Ltd.	8,226,799	1,325
	Nam Tai Property Inc.	120,855	1,299
*,§ Yida China Holdings Ltd.		4,476,000	1,228
	Minmetals Land Ltd.	7,482,000	1,158
^	Landsea Green Group Co. Ltd.	9,616,000	1,127
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,877,550	1,087
	DaFa Properties Group Ltd.	1,405,970	1,084
^	China Merchants Land Ltd.	7,424,000	1,056
*,§ Mingfa Group International Co. Ltd.		4,231,908	1,022
	Jingrui Holdings Ltd.	2,977,000	975
*	Sansheng Holdings Group Co. Ltd.	646,000	947
	Xinyuan Real Estate Co. Ltd. ADR	214,908	900
*,2 Sunshine 100 China Holdings Ltd.		4,612,000	857
	Modern Land China Co. Ltd.	5,934,000	855
^,2 China Vast Industrial Urban Development Co. Ltd.		2,134,000	851
^	AVIC International Holding HK Ltd.	32,641,742	766
	Guorui Properties Ltd.	4,078,000	727
*	Glorious Property Holdings Ltd.	14,812,036	649

*	Wanda Hotel Development Co. Ltd.	8,408,000	608
*	Zhong An Group Ltd.	15,993,000	549
	Top Spring International Holdings Ltd.	2,041,500	447
*,§ Hydoo International Holding Ltd.		8,020,000	444
*	Shanghai Zendai Property Ltd.	30,600,000	402
^,* Ground International Development Ltd.		11,520,000	266
*	EverChina International Holdings Co. Ltd.	8,649,331	237
*	China Minsheng DIT Group Ltd.	9,620,000	220
^,* Carnival Group International Holdings Ltd.		50,802,799	187
			649,075
Egypt (0.1%)
	Talaat Moustafa Group	5,419,949	3,259
*	Medinet Nasr Housing	5,132,934	1,476
	Six of October Development & Investment	1,490,785	1,182
	Heliopolis Housing	763,610	1,049
*	Palm Hills Developments SAE	8,208,827	987
*	Emaar Misr for Development SAE	3,985,076	749
			8,702
Finland (0.1%)
^	Citycon Oyj	413,624	4,217

France (4.3%)
^	Unibail-Rodamco-Westfield	806,998	107,984
	Gecina SA	321,785	49,219
	Covivio	383,155	39,170
	Klepierre SA	1,187,482	36,630
	ICADE	263,858	22,927
	Nexity SA	287,231	13,791
	Altarea SCA	20,950	4,279
	Mercialys SA	317,841	3,596
			277,596
Germany (6.2%)
	Vonovia SE	3,134,163	153,024
	Deutsche Wohnen SE	2,078,268	75,791
	LEG Immobilien AG	368,526	42,499
	Aroundtown SA	4,238,597	33,814
	TAG Immobilien AG	853,627	20,095
	alstria office REIT-AG	923,736	14,903
	Grand City Properties SA	603,990	13,607
	TLG Immobilien AG	348,509	10,229
	Deutsche EuroShop AG	294,964	7,980
2	ADO Properties SA	159,438	6,831
	PATRIZIA AG	259,348	5,010
	Hamborner REIT AG	468,020	4,645
^	ADLER Real Estate AG	263,916	3,629
	DIC Asset AG	257,114	2,899
			394,956
Greece (0.0%)
*	LAMDA Development SA	208,453	2,164

Hong Kong (12.4%)
	Sun Hung Kai Properties Ltd.	9,011,941	145,231
	Link REIT	12,356,089	143,716
	CK Asset Holdings Ltd.	15,582,875	117,170
	Henderson Land Development Co. Ltd.	9,656,936	49,947
	New World Development Co. Ltd.	33,533,000	47,214

Wharf Real Estate Investment Co. Ltd.	6,773,000	42,726
Hongkong Land Holdings Ltd.	6,839,612	41,711
Sino Land Co. Ltd.	19,576,604	31,702
Wheelock & Co. Ltd.	4,550,152	28,633
Hang Lung Properties Ltd.	11,567,932	27,232
Swire Properties Ltd.	6,168,800	22,275
Hysan Development Co. Ltd.	3,648,655	17,382
Wharf Holdings Ltd.	6,824,000	16,592
Kerry Properties Ltd.	3,483,832	13,082
Hang Lung Group Ltd.	4,994,103	12,828
Champion REIT	11,610,512	8,607
Sunlight REIT	5,943,400	4,359
K Wah International Holdings Ltd.	6,857,338	3,568
Far East Consortium International Ltd.	6,577,000	3,121
Prosperity REIT	6,968,649	2,896
^ Wang On Properties Ltd.	22,164,000	2,767
Chinese Estates Holdings Ltd.	2,708,452	2,454
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,491,000	1,620
CSI Properties Ltd.	30,608,348	1,363
* Landing International Development Ltd.	8,887,200	1,251
		789,447
India (0.5%)
DLF Ltd.	3,628,776	9,337
* Oberoi Realty Ltd.	666,395	5,306
* Godrej Properties Ltd.	369,457	5,096
Phoenix Mills Ltd.	341,141	3,178
Prestige Estates Projects Ltd.	666,467	2,458
* Indiabulls Real Estate Ltd.	1,600,285	2,041
Sobha Ltd.	252,359	1,999
Sunteck Realty Ltd.	222,901	1,269
Mahindra Lifespace Developers Ltd.	156,706	851
NESCO Ltd.	99,278	794
Brigade Enterprises Ltd.	194,222	737
Omaxe Ltd.	237,611	686
* Housing Development & Infrastructure Ltd.	1,722,347	298
* Unitech Ltd.	12,893,631	186
		34,236
Indonesia (0.5%)
* Lippo Karawaci Tbk PT	332,599,449	6,628
* Bumi Serpong Damai Tbk PT	53,884,027	5,409
Ciputra Development Tbk PT	57,445,891	5,037
Pakuwon Jati Tbk PT	84,161,728	4,397
Summarecon Agung Tbk PT	45,206,000	4,249
* Hanson International Tbk PT	438,591,100	3,222
* Alam Sutera Realty Tbk PT	64,910,197	1,532
Puradelta Lestari Tbk PT	51,591,900	1,117
* Sentul City Tbk PT	103,624,500	1,094
Jaya Real Property Tbk PT	22,785,608	901
PP Properti Tbk PT	76,652,207	621
* Propertindo Mulia Investama Tbk PT	169,339	9
		34,216
Ireland (0.3%)
Green REIT plc	3,909,238	7,742
Hibernia REIT plc	4,049,094	6,758
Irish Residential Properties REIT plc	2,119,200	4,025
		18,525

Israel (1.1%)
Azrieli Group Ltd.	212,968	14,937
Alony Hetz Properties & Investments Ltd.	653,925	8,896
* Airport City Ltd.	431,866	7,920
Amot Investments Ltd.	842,041	5,937
Melisron Ltd.	105,493	5,541
Reit 1 Ltd.	1,030,453	5,370
* Jerusalem Economy Ltd.	1,196,086	4,856
Gazit-Globe Ltd.	521,009	4,672
Bayside Land Corp.	6,111	3,286
Sella Capital Real Estate Ltd.	1,115,038	2,504
* Big Shopping Centers Ltd.	31,734	2,482
Property & Building Corp. Ltd.	14,607	1,464
* Brack Capital Properties NV	14,727	1,439
* ADO Group Ltd.	83,067	1,277
		70,581
Italy (0.0%)
Immobiliare Grande Distribuzione SIIQ SPA	282,084	1,814

Japan (22.9%)
Mitsubishi Estate Co. Ltd.	8,153,245	150,076
Mitsui Fudosan Co. Ltd.	5,807,857	131,108
Daiwa House Industry Co. Ltd.	3,904,274	111,005
Sumitomo Realty & Development Co. Ltd.	2,788,667	101,471
Nippon Building Fund Inc.	8,303	58,279
Daito Trust Construction Co. Ltd.	443,725	57,220
Japan Real Estate Investment Corp.	8,139	50,911
Nomura Real Estate Master Fund Inc.	26,672	42,376
Nippon Prologis REIT Inc.	13,674	32,877
Orix JREIT Inc.	16,163	31,370
Japan Retail Fund Investment Corp.	15,302	30,829
United Urban Investment Corp.	17,879	30,249
Daiwa House REIT Investment Corp.	10,951	26,803
GLP J-Reit	22,431	25,014
Hulic Co. Ltd.	2,872,212	24,673
^ Advance Residence Investment Corp.	7,927	24,535
Japan Prime Realty Investment Corp.	5,387	23,814
Japan Hotel REIT Investment Corp.	26,089	21,785
Invincible Investment Corp.	35,685	20,482
Tokyu Fudosan Holdings Corp.	3,365,944	19,472
Sekisui House Reit Inc.	24,964	19,359
Activia Properties Inc.	4,102	18,803
Kenedix Office Investment Corp.	2,522	18,112
Nippon Accommodations Fund Inc.	2,820	16,604
Tokyo Tatemono Co. Ltd.	1,268,183	14,797
Nomura Real Estate Holdings Inc.	722,429	14,629
Mori Hills REIT Investment Corp.	9,319	13,712
Industrial & Infrastructure Fund Investment Corp.	10,472	13,691
^ Daiwa Office Investment Corp.	1,774	13,108
Japan Logistics Fund Inc.	5,336	12,801
Frontier Real Estate Investment Corp.	2,888	12,444
Hulic Reit Inc.	6,521	11,646
AEON REIT Investment Corp.	8,751	11,369
Japan Excellent Inc.	7,630	11,363
Comforia Residential REIT Inc.	3,735	11,166
NIPPON REIT Investment Corp.	2,654	10,651
Premier Investment Corp.	7,679	10,356

	Tokyu REIT Inc.	5,709	10,346
	MCUBS MidCity Investment Corp.	9,544	9,508
	Mori Trust Sogo Reit Inc.	5,676	9,448
^	Kenedix Residential Next Investment Corp.	5,268	9,319
	Invesco Office J-Reit Inc.	52,037	9,243
	Aeon Mall Co. Ltd.	599,683	9,206
	Ichigo Office REIT Investment	8,891	8,459
	Japan Rental Housing Investments Inc.	9,724	8,163
	LaSalle Logiport REIT	6,480	8,103
	Fukuoka REIT Corp.	4,625	7,646
	Heiwa Real Estate REIT Inc.	5,933	7,257
	Mitsui Fudosan Logistics Park Inc.	1,972	7,117
	Global One Real Estate Investment Corp.	5,569	7,079
	Kenedix Retail REIT Corp.	2,946	7,045
	Hoshino Resorts REIT Inc.	1,208	6,244
^	Unizo Holdings Co. Ltd.	185,800	6,030
	Hankyu Hanshin REIT Inc.	4,029	5,735
^	Katitas Co. Ltd.	141,300	5,424
	Ichigo Inc.	1,463,100	5,287
	Mirai Corp.	9,200	4,776
	Heiwa Real Estate Co. Ltd.	210,532	4,421
^	One REIT Inc.	1,390	3,946
	Mitsubishi Estate Logistics REIT Investment Corp.	1,418	3,926
	Star Asia Investment Corp.	3,082	3,320
^,* Leopalace21 Corp.		1,456,650	3,048
	Daibiru Corp.	327,957	3,033
	Keihanshin Building Co. Ltd.	265,900	2,930
	Mori Trust Hotel Reit Inc.	1,968	2,581
^	SAMTY Co. Ltd.	156,500	2,493
^	Health Care & Medical Investment Corp.	1,910	2,339
^	Takara Leben Real Estate Investment Corp.	1,976	2,317
	Samty Residential Investment Corp.	2,036	2,192
	Starts Proceed Investment Corp.	1,301	2,185
	TOC Co. Ltd.	321,729	2,044
^	Tosei Reit Investment Corp.	1,737	1,951
	Goldcrest Co. Ltd.	103,940	1,874
	Takara Leben Co. Ltd.	522,052	1,822
	Sakura Sogo REIT Investment Corp.	1,998	1,812
^	Ichigo Hotel REIT Investment Corp.	1,537	1,750
	Sun Frontier Fudousan Co. Ltd.	164,300	1,671
	Tosei Corp.	151,600	1,594
	XYMAX REIT Investment Corp.	1,314	1,568
^	CRE Logistics REIT Inc.	1,362	1,560
	ESCON Japan Reit Investment Corp.	1,445	1,472
	Ooedo Onsen Reit Investment Corp.	1,450	1,166
^	Shinoken Group Co. Ltd.	153,600	1,125
^,* Star Mica Holdings Co. Ltd.		63,600	1,053
	Nippon Commercial Development Co. Ltd.	66,400	923
	Japan Property Management Center Co. Ltd.	83,300	868
^	Marimo Regional Revitalization REIT Inc.	713	779
^	Arealink Co. Ltd.	57,800	680
^,* Miyakoshi Holdings Inc.		62,700	546
^,* Ardepro Co. Ltd.		1,248,800	388
	Mugen Estate Co. Ltd.	69,700	362
			1,466,134
Malaysia (0.6%)
	IGB REIT	8,669,400	4,029

Sime Darby Property Bhd.	16,823,000	3,972
KLCCP Stapled Group Bhd.	2,070,470	3,928
SP Setia Bhd Group	8,129,000	3,848
IOI Properties Group Bhd.	10,615,800	3,230
Sunway REIT	6,898,534	3,193
Axis REIT	4,509,500	1,977
Pavilion REIT	3,880,300	1,760
Mah Sing Group Bhd.	7,812,825	1,747
YNH Property Bhd.	2,430,300	1,645
UOA Development Bhd.	3,137,500	1,580
* UEM Sunrise Bhd.	7,315,465	1,413
Matrix Concepts Holdings Bhd.	3,020,828	1,389
* Eco World Development Group Bhd.	5,523,800	1,048
Capitaland Malaysia Mall Trust	4,112,500	1,047
* Eastern & Oriental Bhd.	4,788,297	925
* Eco World International Bhd.	5,329,593	824
LBS Bina Group Bhd.	4,304,340	552
* Sunway Bhd. Warrants Exp. 12/31/2024	1,260,691	110
* Eco World Development Group Bhd Warrants Exp. 03/26/2022	450,320	16
* Matrix Concepts Holdings Bhd. Warrants Exp. 07/20/2020	167,103	3
* Mah Sing Group Warrants Exp. 01/15/2026	264,345	1
		38,237
Mexico (0.8%)
Fibra Uno Administracion SA de CV	17,704,285	22,754
Concentradora Fibra Danhos SA de CV	4,945,692	6,713
PLA Administradora Industrial S de RL de CV	4,607,119	6,481
2 Macquarie Mexico Real Estate Management SA de CV	4,486,582	5,073
Corp Inmobiliaria Vesta SAB de CV	3,163,055	4,658
Prologis Property Mexico SA de CV	1,975,000	3,966
2 Concentradora Fibra Hotelera Mexicana SA de CV	3,951,448	1,485
* Grupo GICSA SAB de CV	4,186,327	1,018
Asesor de Activos Prisma SAPI de CV	2,548,700	904
		53,052
Netherlands (0.3%)
Eurocommercial Properties NV	236,585	5,952
^ Wereldhave NV	234,776	4,990
NSI NV	107,958	4,584
Vastned Retail NV	97,295	2,839
		18,365
New Zealand (0.6%)
Kiwi Property Group Ltd.	8,504,466	9,039
Goodman Property Trust	6,087,300	8,190
Precinct Properties New Zealand Ltd.	6,499,342	7,611
Argosy Property Ltd.	4,916,865	4,582
Vital Healthcare Property Trust	1,997,552	3,427
Stride Property Group	2,172,523	3,234
		36,083
Norway (0.2%)
2 Entra ASA	718,211	10,417
Selvaag Bolig ASA	259,083	1,359
		11,776
Other (0.2%)3
4 Vanguard Real Estate ETF	146,614	13,033
Al Rajhi REIT	323,804	797
Riyad REIT Fund	252,754	564

Musharaka Real Estate Income Fund	142,101	308
		14,702
Philippines (1.7%)
SM Prime Holdings Inc.	67,822,007	48,489
Ayala Land Inc.	34,644,060	33,781
Megaworld Corp.	73,838,200	8,867
Robinsons Land Corp.	11,813,372	6,348
Vista Land & Lifescapes Inc.	24,624,778	3,696
Filinvest Land Inc.	57,819,000	2,155
* DoubleDragon Properties Corp.	4,336,160	2,061
Belle Corp.	6,148,000	273
		105,670
Poland (0.1%)
EPP NV	2,984,450	4,099
* LC Corp. SA	2,642,001	1,886
		5,985
Qatar (0.3%)
Barwa Real Estate Co.	11,647,470	11,427
United Development Co. QSC	10,522,330	4,017
Mazaya Qatar Real Estate Development QSC	3,235,130	698
		16,142
Russia (0.1%)
LSR Group PJSC GDR	1,209,609	3,045
Etalon Group plc GDR	505,571	1,117
		4,162
Saudi Arabia (0.2%)
* Dar Al Arkan Real Estate Development Co.	1,627,059	4,961
* Emaar Economic City	1,290,805	3,557
* Saudi Real Estate Co.	292,618	931
Alandalus Property Co.	98,925	400
* Red Sea International Co.	57,086	216
		10,065
Singapore (5.9%)
CapitaLand Ltd.	14,764,338	38,680
Ascendas REIT	15,033,243	33,377
CapitaLand Mall Trust	16,486,534	31,332
City Developments Ltd.	3,620,090	25,403
CapitaLand Commercial Trust	16,301,087	24,348
Suntec REIT	13,255,427	18,321
UOL Group Ltd.	3,167,078	16,832
Mapletree Commercial Trust	11,003,733	16,531
Mapletree Logistics Trust	13,676,696	15,293
Mapletree North Asia Commercial Trust	12,457,592	12,845
Mapletree Industrial Trust	7,750,934	12,675
Fortune REIT	8,285,861	10,848
Keppel REIT	10,547,115	9,500
Frasers Logistics & Industrial Trust	9,411,550	8,210
Frasers Centrepoint Trust	3,929,633	7,454
Manulife US REIT	7,750,534	6,885
Ascott Residence Trust	7,174,974	6,827
Keppel DC REIT	5,491,198	6,811
CDL Hospitality Trusts	4,417,366	5,259
Parkway Life REIT	2,278,055	5,068
Frasers Commercial Trust	3,965,867	4,641
Starhill Global REIT	7,861,268	4,537

	ESR-REIT	11,244,335	4,282
	CapitaLand Retail China Trust	3,607,886	4,165
	Bukit Sembawang Estates Ltd.	1,032,600	4,135
	OUE Hospitality Trust	6,849,000	3,700
	Yanlord Land Group Ltd.	3,826,304	3,591
	AIMS APAC REIT	3,325,776	3,581
	Cache Logistics Trust	6,291,042	3,519
	Ascendas Hospitality Trust	4,237,600	3,209
	SPH REIT	3,735,100	2,909
	Frasers Property Ltd.	2,184,100	2,876
	GuocoLand Ltd.	1,869,877	2,703
	First REIT	3,311,054	2,669
	Far East Hospitality Trust	5,336,492	2,637
	Frasers Hospitality Trust	4,571,600	2,325
	Lippo Malls Indonesia Retail Trust	12,059,806	2,102
	Soilbuild Business Space REIT	4,282,160	1,821
	OUE Ltd.	1,584,000	1,724
	Chip Eng Seng Corp. Ltd.	3,069,400	1,567
	Sabana Shari'ah Compliant Industrial REIT	4,597,472	1,520
	Oxley Holdings Ltd.	4,958,100	1,185
*	Ying Li International Real Estate Ltd.	6,391,600	604
			378,501
South Africa (2.0%)
	Growthpoint Properties Ltd.	17,434,989	28,932
	NEPI Rockcastle plc	2,812,851	25,388
	Redefine Properties Ltd.	31,925,556	19,533
	Fortress REIT Ltd. Class A	6,910,971	10,276
^	Resilient REIT Ltd.	1,997,688	8,562
	Hyprop Investments Ltd.	1,505,535	7,303
	Vukile Property Fund Ltd.	5,199,452	6,834
^	Fortress REIT Ltd. Class B	5,532,003	4,449
	Equites Property Fund Ltd.	3,018,790	4,308
	Attacq Ltd.	4,356,413	3,899
	SA Corporate Real Estate Ltd.	14,856,768	3,632
	Emira Property Fund Ltd.	2,552,855	2,389
	Stor-Age Property REIT Ltd.	2,337,929	2,144
	Arrowhead Properties Ltd.	6,528,236	1,613
	Octodec Investments Ltd.	934,438	1,214
	Delta Property Fund Ltd.	3,077,238	392
^	Rebosis Property Fund Ltd.	3,765,131	147
			131,015
South Korea (0.0%)
	Shinhan Alpha REIT Co. Ltd.	181,248	1,113
^	SK D&D Co. Ltd.	50,521	1,081
	Dongwon Development Co. Ltd.	230,933	940
			3,134
Spain (0.9%)
	Merlin Properties Socimi SA	2,152,046	29,383
	Inmobiliaria Colonial Socimi SA	1,616,054	18,037
	Lar Espana Real Estate Socimi SA	417,432	3,217
*,2 Aedas Homes SAU		134,927	3,052
2	Metrovacesa SA	263,649	2,757
^,* Quabit Inmobiliaria SA		737,345	771
			57,217
Sweden (2.5%)
	Castellum AB	1,604,837	32,579

Fabege AB	1,587,897	24,505
* Fastighets AB Balder Class B	573,103	19,625
Hufvudstaden AB Class A	690,707	12,165
Wallenstam AB	1,145,357	11,966
Wihlborgs Fastigheter AB	783,504	11,391
Kungsleden AB	1,108,281	9,639
Hemfosa Fastigheter AB	979,886	8,820
* Nyfosa AB	982,219	6,043
^ Klovern AB	3,088,218	5,079
Dios Fastigheter AB	498,937	4,280
* Hembla AB Class B	204,097	3,817
Catena AB	115,669	3,613
Sagax AB	492,449	1,889
Samhallsbyggnadsbolaget i Norden AB	418,372	1,570
^,*,§ Victoria Park AB Class B	99,167	390
		157,371
Switzerland (1.5%)
Swiss Prime Site AG	445,679	39,239
PSP Swiss Property AG	236,403	28,345
Allreal Holding AG	76,586	13,377
Mobimo Holding AG	38,552	10,291
^ Intershop Holding AG	7,818	3,928
		95,180
Taiwan (0.7%)
Highwealth Construction Corp.	5,617,544	8,783
Ruentex Development Co. Ltd.	3,972,324	5,268
Huaku Development Co. Ltd.	1,426,854	3,738
Chong Hong Construction Co. Ltd.	1,245,297	3,575
Prince Housing & Development Corp.	7,349,478	2,617
Hung Sheng Construction Ltd.	3,327,000	2,146
Cathay Real Estate Development Co. Ltd.	3,061,100	2,142
Farglory Land Development Co. Ltd.	1,610,631	1,969
* Radium Life Tech Co. Ltd.	4,208,947	1,861
Kindom Construction Corp.	2,135,000	1,724
* Taiwan Land Development Corp.	4,118,450	1,212
KEE TAI Properties Co. Ltd.	2,412,869	936
Hong Pu Real Estate Development Co. Ltd.	1,409,194	931
* Kuoyang Construction Co. Ltd.	2,347,887	907
Long Bon International Co. Ltd.	1,544,000	786
Huang Hsiang Construction Corp.	762,000	772
ZongTai Real Estate Development Co. Ltd.	987,516	741
* Shining Building Business Co. Ltd.	2,334,524	722
Advancetek Enterprise Co. Ltd.	1,300,000	688
Hung Ching Development & Construction Co. Ltd.	768,000	559
		42,077
Thailand (1.5%)
Central Pattana PCL	7,857,400	18,633
* CPN Retail Growth Leasehold REIT	9,420,846	10,013
Land & Houses PCL (Foreign)	20,818,200	7,609
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	10,259,732	7,424
^ WHA Corp. PCL (Foreign)	40,556,086	6,141
^ WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	6,522,296	3,514
Supalai PCL	4,366,081	3,114
^ MBK PCL (Foreign)	3,962,100	3,027
IMPACT Growth REIT (Foreign)	3,817,700	3,023
Bangkok Land PCL	49,899,095	2,785

Samui Airport Property Fund Leasehold	3,278,175	2,524
^ Quality Houses PCL (Foreign)	24,604,200	2,424
Amata Corp. PCL (Foreign)	3,095,900	2,411
* Pruksa Holding PCL	3,098,500	2,209
* Singha Estate PCL	16,294,136	1,875
Origin Property PCL	6,735,298	1,773
Asian Property Development PCL (Foreign)	5,786,220	1,433
§ Pruksa Real Estate PCL (Foreign)	3,024,500	1,320
^ Siam Future Development PCL	6,218,960	1,292
^ Platinum Group PCL	5,443,500	1,120
^ Ananda Development PCL	9,015,100	1,043
U City PCL	16,658,524	1,001
^ Sansiri PCL (Foreign)	20,529,400	992
* S Prime Growth Leasehold REIT	2,042,700	895
^ Univentures PCL	3,798,400	823
Golden Land Property Development PCL	2,997,300	816
LPN Development PCL	3,430,000	806
Country Group Development PCL (Foreign)	23,436,700	797
Sansiri PCL	14,694,200	710
Property Perfect PCL	26,569,900	673
SC Asset Corp. PCL (Foreign)	5,889,337	546
* PACE Development Corp. PCL	56,544,000	404
SC Asset Corp. PCL NVDR	4,237,400	393
Frasers Property Thailand PCL NVDR	318,200	190
* Grand Canal Land PCL	557,000	50
^ Singha Estate PCL (Foreign)	253,164	29
Pruksa Holding PCL (Foreign)	18,600	13
* WHA Corp. PCL	57,800	9
* Land & Houses PCL PC	21,900	8
CPN Retail Growth Leasehold REIT (Foreign)	6,589	7
Frasers Property Thailand PCL	11,223	7
IMPACT Growth REIT	4,200	3
* Amata Corp. PCL	4,200	3
* Quality Houses PCL	31,200	3
MBK PCL	800	1
		93,886
Turkey (0.0%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,225,460	2,447
* Is Gayrimenkul Yatirim Ortakligi AS	3,219,481	553
		3,000
United Arab Emirates (0.9%)
Emaar Properties PJSC	21,403,249	32,070
Aldar Properties PJSC	23,534,825	14,749
Emaar Malls PJSC	11,983,956	6,916
* DAMAC Properties Dubai Co. PJSC	10,305,681	2,839
* Deyaar Development PJSC	9,121,738	848
* Eshraq Properties Co. PJSC	7,035,885	838
* RAK Properties PJSC	5,511,338	718
		58,978
United Kingdom (5.9%)
Segro plc	6,362,905	59,037
Land Securities Group plc	4,408,487	42,664
British Land Co. plc	5,659,793	34,940
Derwent London plc	650,576	23,046
UNITE Group plc	1,707,665	21,415
Tritax Big Box REIT plc	9,995,583	18,578

	Shaftesbury plc	1,352,640	12,930
	Great Portland Estates plc	1,606,525	12,905
	LondonMetric Property plc	4,855,926	11,979
	Hammerson plc	4,528,088	11,743
	Big Yellow Group plc	915,741	10,996
	Assura plc	13,842,859	10,849
	Capital & Counties Properties plc	4,426,354	10,643
	Primary Health Properties plc	6,647,003	10,618
	Grainger plc	3,575,532	9,879
	Safestore Holdings plc	1,228,810	9,325
	Workspace Group plc	761,969	7,797
	F&C Commercial Property Trust Ltd.	4,688,734	6,483
	St. Modwen Properties plc	1,187,433	6,034
	UK Commercial Property REIT Ltd.	3,997,046	4,037
	LXI REIT plc	2,541,331	4,025
	Civitas Social Housing plc	3,653,965	3,684
	Empiric Student Property plc	3,322,571	3,642
	NewRiver REIT plc	1,821,004	3,627
	Picton Property Income Ltd.	3,133,372	3,514
	MAS Real Estate Inc.	2,488,471	3,500
	Intu Properties plc	5,047,338	2,924
	Helical plc	612,651	2,667
2	Regional REIT Ltd.	2,045,954	2,623
	Hansteen Holdings plc	2,464,364	2,618
	Schroder REIT Ltd.	2,984,549	2,030
	Redefine International plc	1,564,799	1,995
^,2 Triple Point Social Housing Reit plc		2,018,864	1,941
	U & I Group plc	744,172	1,293
	Capital & Regional plc	3,317,293	620
			376,601
United States (0.2%)
	Brookfield Property REIT Inc. Class A	544,219	10,509
Total Common Stocks (Cost $6,323,420)			6,360,658

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $116,249,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.5%, respectively, of net assets.

		Coupon
Temporary Cash Investments (2.1%)1
Money Market Fund (2.0%)
5,6 Vanguard Market Liquidity Fund		2.386%		1,279,037	127,917

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	2.349%	8/15/19	2,000	1,998
7	United States Treasury Bill	2.319%	8/22/19	1,000	999
					2,997
Total Temporary Cash Investments (Cost $130,900)					130,914
Total Investments (101.6%) (Cost $6,454,320)					6,491,572
Other Assets and Liabilities-Net (-1.6%)6					(101,458)
Net Assets (100%)					6,390,114

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $81,211,000, representing 1.3% of net assets.
3 “Other” represents securities that are not classified by the fund's benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $127,433,000 of collateral received for securities on loan.
7 Securities with a value of $1,898,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

					Number of		Value and
					(Long		Unrealized
					Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index				September	487	24,973	218
				2019
Topix Index				September	38	5,470	49
				2019
FTSE 100 Index				September	34	3,116	75
				2019
							342

Forward Currency Contracts
	Contract
						Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Deutsche
Bank AG	9/18/2019	JPY	589,712	USD	5,476	—	(35)
Deutsche
Bank AG	9/25/2019	GBP	2,350	USD	2,995	—	(129)
UBS AG	9/25/2019	GBP	150	USD	191	—	(8)
						—	(172)

GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Global ex-U.S. Real Estate Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Global ex-U.S. Real Estate Index Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any

Global ex-U.S. Real Estate Index Fund

investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	307,544	6,048,710	4,404
Temporary Cash Investments	127,917	2,997	—
Futures Contracts—Assets[1]	30	—	—
Futures Contracts—Liabilities[1]	(355)	—	—
Forward Currency Contracts—Liabilities	—	(172)	—
Total	435,136	6,051,535	4,404
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	177,342	NA1	NA1	17	3	538	—	127,917
Vanguard Real Estate
ETF	11,483	—	—	—	1,550	222	39	13,033
Total	188,825			17	1,553	760	39	140,950
1 Not applicable—purchases and sales are for temporary cash investment purposes.